Equity Transactions	12 Months Ended
Dec. 31, 2020
Equity Transactions
Equity Transactions

4. Equity Transactions

GasLog Partners’ offerings

On January 17, 2018, GasLog Partners completed a public offering of 4,600,000 8.200%Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Partnership’s Series B Preference Units”), including 600,000 units issued upon the exercise in full by the underwriters of their option to purchase additional Partnership’s Series B Preference Units, at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $111,194. The Partnership’s Series B Preference Units are listed on the New York Stock Exchange under the symbol “GLOP PR B”.

On April 3, 2018, GasLog Partners issued 33,998 common units in connection with the vesting of 16,999 Restricted Common Units (“RCUs”) and 16,999 Performance Common Units (“PCUs”) under its 2015 Long-Term Incentive Plan (the “GasLog Partners’ Plan”) at a price of $23.55 per unit. Subsequently, on April 26, 2018, in connection with the acquisition of GAS-fourteen Ltd., the entity that owns and charters the GasLog Gibraltar, GasLog Partners issued 1,858,975 common units to GasLog at a price of $24.21 per unit. On November 15, 2018, GasLog Partners completed a public offering of 4,000,000 8.500% Series C Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Partnership’s Series C Preference Units”), at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $96,307. The Partnership’s Series C Preference Units are listed on the New York Stock Exchange under the symbol “GLOP PR C”.

On November 27, 2018, the Partnership Agreement was amended to allow for the substitution of the existing incentive distribution rights (the “Old IDRs”) with a new class of incentive distribution rights (the “New IDRs”, together with the Old IDRs, the “IDRs”) with revised rights to distributions. Pursuant to this amendment, the 48.0% tier of the New IDRs holders was removed, while the definition of the available cash from operating surplus for distribution to the New IDRs holders was revised to exclude any available cash from operating surplus generated from third-party (i.e., non-GasLog) acquisitions, as defined in the agreement. In exchange for the waiving of the aforementioned rights, the Partnership paid $25,000 to GasLog, holder of the Old IDRs.

The following table illustrates the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions, in respect to such rights, until November 27, 2018:

Old IDRs	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution			Common	General	Holders of
	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875	up to	$0.5625	75.0%	2.0%	23.0%
Thereafter	Above	$0.5625		50.0%	2.0%	48.0%

Effective November 27, 2018, the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions and excluding available cash from operating surplus derived from non-GasLog acquisitions was amended, in respect to such rights, as follows:

New IDRs	Marginal Percentage Interest in Distributions
	Total Quarterly
	Distribution			Common	General	Holders of
	Target Amount			Unitholders	Partner	IDRs
Minimum Quarterly Distribution			$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375	up to	$0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125	up to	$0.46875	85.0%	2.0%	13.0%
Thereafter	Above	$0.46875		75.0%	2.0%	23.0%

Under the Partnership’s “at-the-market” common equity offering programme (“ATM Programme”), in the year ended December 31, 2018, GasLog Partners has issued and received payment for 2,553,899 common units at a weighted average price of $23.72 per common unit for total net proceeds, after deducting fees and other expenses, of $60,013.

On January 29, 2019, the board of directors of GasLog Partners authorized a unit repurchase programme of up to $25,000 covering the period January 31, 2019 to December 31, 2021. Under the terms of the repurchase programme, GasLog Partners may repurchase common units from time to time, at its discretion, on the open market or in privately negotiated transactions. During the year ended December 31, 2019, GasLog Partners repurchased and cancelled 1,171,572 common units at a weighted average price of $19.52 per common unit, for a total cost of $22,890 including commissions.

On February 26, 2019, the Partnership entered into a Third Amended and Restated Equity Distribution Agreement to further increase the size of the ATM Programme from $144,040 to $250,000. As of December 31, 2019, the unutilized portion of the ATM Programme is $126,556.

On April 1, 2019, GasLog Partners issued 49,850 common units in connection with the vesting of 24,925 RCUs and 24,925 PCUs under the GasLog Partners’ Plan at a price of $22.99 per unit.

On June 24, 2019, the Partnership Agreement was amended, effective June 30, 2019, to eliminate the IDRs in exchange for the issuance by the Partnership to GasLog of 2,532,911 common units and 2,490,000 Class B units (of which 415,000 are Class B-1 units, 415,000 are Class B-2 units, 415,000 are Class B-3 units, 415,000 are Class B-4 units, 415,000 are Class B-5 units and 415,000 are Class B-6 units), issued on June 30, 2019. The Class B units have all of the rights and obligations attached to the common units, except for voting rights and participation in distributions until such time as GasLog exercises its right to convert the Class B units to common units. After the conversion of the first tranche of 415,000 Class B units to common units on July 1, 2020, the remaining 2,075,000 Class B units will become eligible for conversion on a one-for-one basis into common units at GasLog’s option on July 1, 2021, July 1, 2022, July 1, 2023, July 1, 2024 and July 1, 2025 for the Class B-2 units, Class B-3 units, Class B-4 units, Class B-5 units and the Class B-6 units, respectively. Following the IDRs’ elimination, 98% of the available cash is distributed to the common unitholders and 2% is distributed to the general partner. The updated earnings allocation applies to the Partnership’s earnings from June 30, 2019 and onwards.

Allocation of GasLog Partners’ (loss)/profit(*)	2019	2020
Partnership’s (loss)/profit attributable to:
Common unitholders	(66,268)	25,970
General partner	(1,479)	561
Paid and accrued preference equity distributions	30,328	30,328
Total	(37,419)	56,859
Partnership’s (loss)/profit allocated to GasLog	(22,467)	8,622
Partnership’s (loss)/profit allocated to non-controlling interests	(14,952)	48,237
Total	(37,419)	56,859

*Excludes profits of GAS-twelve Ltd. for the period prior to its transfer to the Partnership on April 1, 2019.

On February 5, 2020, the board of directors of GasLog Partners authorized a renewal of the unit repurchase programme taking the total authority outstanding under the programme to $25,000, to be utilized from February 10, 2020 to December 31, 2021. In the year ended December 31, 2020, GasLog Partners repurchased and cancelled a total of 191,490 units at a weighted average price of $5.18 per common unit for a total amount of $996, including commissions.

On April 3, 2020, GasLog Partners issued 46,843 common units in connection with the vesting of 25,551 RCUs and 21,292 PCUs under the GasLog Partners’ Plan. On June 30, 2020, GasLog Partners issued an additional 21,589 common units in connection with the vesting of 11,776 RCUs and 9,813 PCUs under the GasLog Partners’ Plan.

On July 1, 2020, GasLog Partners issued 415,000 common units in connection with GasLog’s option to convert the first tranche of its Class B units issued upon the elimination of IDRs in June 2019.

Finally, on September 25, 2020, GasLog Partners issued 365,700 common units in connection with the vesting of 182,850 RCUs and 182,850 PCUs under the GasLog Partners’ Plan.

Dividends declared attributable to non-controlling interests included in the consolidated statement of changes in equity represent cash distributions to holders of common and preference units.

In the year ended December 31, 2020, the board of directors of the Partnership approved and declared cash distributions of $26,531 and of $30,328 for the common units and preference units, respectively, held by non-controlling interests.